T. ROWE PRICE Communications & Technology Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
CONSUMER/RETAIL  0.4%
Consumer Brands  0.4%
Sanrio (JPY) (1) 850,900 39,941
Total Consumer/Retail 39,941
FINANCIAL SERVICES  2.2%
Other Financial Services  1.6%
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $14,650 (2)
(3)(4) 1,046,473 14,650
StoneX Group (1)(4) 569,100 57,434
Tradeweb Markets, Class A  877,709 97,408
169,492
Payments  0.6%
Mastercard, Class A  104,400 59,384
59,384
Total Financial Services 228,876
HARDWARE  2.2%
Consumer Electronics  2.2%
Apple  757,500 192,882
Sony Group (JPY)  1,470,400 42,269
Total Hardware 235,151
INDUSTRIALS  0.0%
Aerospace & Defense  0.0%
Firefly Aerospace (4) 183,126 5,369
Total Industrials 5,369
INTERNET  32.5%
China Internet Media/Advertising  1.7%
Tencent Holdings (HKD)  2,099,800 178,923
178,923
China Internet Retail  0.5%
Alibaba Group Holding (HKD)  2,553,000 57,096
57,096
Rest of World Internet Retail  4.0%
MercadoLibre (4) 90,292 211,007
Sea, ADR (4) 1,208,934 216,073
427,080

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Media/Advertising  20.4%
Alphabet, Class C  3,626,691 883,281
AppLovin, Class A (4) 265,409 190,707
Meta Platforms, Class A  1,466,394 1,076,890
Pinterest, Class A (4) 668,379 21,502
2,172,380
U.S. Internet Retail  1.8%
Amazon.com (4) 97,775 21,469
Carvana (4) 465,800 175,718
197,187
U.S. Internet Services  4.1%
Booking Holdings  35,557 191,982
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (2)
(3)(4) 23,072 37,980
DoorDash, Class A (4) 782,799 212,913
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (2)(3)(4) 186,860 —
442,875
Total Internet 3,475,541
MEDIA & ENTERTAINMENT  28.8%
Direct-to-Consumer Subscription Services  14.0%
Netflix (4) 849,380 1,018,339
Spotify Technology (4) 682,181 476,162
1,494,501
Diversified Media  0.0%
Walt Disney  8,510 974
974
Live Entertainment  6.1%
Liberty Media Corp-Liberty Formula One, Class C (4) 2,185,432 228,268
Liberty Media Corp-Liberty Live, Class C (4) 213,500 20,703
Live Nation Entertainment (4) 1,188,318 194,171
TKO Group Holdings  1,016,600 205,313
648,455
Publishing  0.3%
News, Class A  1,209,249 37,136
37,136
Video Gaming  8.4%
Capcom (JPY) (1) 2,734,200 74,236
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (2)(3)(4) 35,499 18,358
Konami Group (JPY) (1) 176,400 25,448

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Nintendo (JPY)  3,824,000 330,850
ROBLOX, Class A (4) 2,017,996 279,533
Take-Two Interactive Software (4) 636,052 164,330
892,755
Total Media & Entertainment 3,073,821
SEMICONDUCTORS  6.3%
Digital Systems  2.2%
NVIDIA  1,263,200 235,688
235,688
Foundry  2.7%
Taiwan Semiconductor Manufacturing, ADR  1,031,282 288,027
288,027
Processors  1.4%
Advanced Micro Devices (4) 176,300 28,524
Broadcom  362,100 119,460
147,984
Total Semiconductors 671,699
SOFTWARE  5.1%
Back-Office Applications Software  0.1%
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $5,179 (2)(3)
(4)(5) 5,179,507 8,177
8,177
Collaboration and Productivity Software  0.1%
ServiceNow (4) 11,667 10,737
10,737
Industry-Specific Software  0.9%
Constellation Software (CAD)  16,362 44,417
Constellation Software, Warrants, 3/31/40 (CAD) (3)(4) 50,816 —
Descartes Systems Group (4) 449,913 42,395
Shopify, Class A (4) 95,770 14,233
101,045
Infrastructure and Developer Tool Software  3.5%
Arista Networks (4) 1,362,600 198,544
Microsoft  292,329 151,412
Oracle  72,400 20,362
370,318
Security Software  0.5%
Crowdstrike Holdings, Class A (4) 34,136 16,740
Fortinet (4) 416,836 35,047

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Acquisition Date: 12/22/21, Cost $2,073 (2)(3)(4) 129,020 710
52,497
Total Software 542,774
TELECOM EQUIPMENT  0.5%
Wireless Equipment  0.5%
InterDigital (1) 168,100 58,033
Total Telecom Equipment 58,033
TELECOM SERVICES  19.6%
European Telecom  7.1%
Deutsche Telekom (EUR)  17,809,667 606,766
Koninklijke KPN (EUR)  31,385,930 150,638
757,404
Rest of The World Telecom  3.6%
Bharti Airtel (INR)  6,336,914 134,022
KDDI (JPY) (1) 7,654,300 122,075
Singapore Telecommunications (SGD)  38,721,747 123,796
379,893
Towers  0.5%
American Tower, REIT  286,103 55,023
55,023
U.S. Cable/Satellite  0.7%
Charter Communications, Class A (1)(4) 175,900 48,391
Comcast, Class A  325,185 10,217
Liberty Broadband, Class C (4) 178,203 11,323
69,931
U.S. Wireless  7.7%
AT&T  7,853,300 221,777
T-Mobile U.S.  2,494,830 597,213
818,990
Total Telecom Services 2,081,241
Total Miscellaneous Common Stocks  0.8% (6) 79,142
Total Common Stocks (Cost $5,661,479) 10,491,588

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.7%
INDUSTRIALS  0.1%
Transportation Technology Services  0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (2)
(3)(4) 127,117 13,468
Total Industrials 13,468
INTERNET  0.9%
China Internet Media/Advertising  0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (2)
(3)(4) 226,945 87,551
87,551
U.S. Internet Services  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (2)(3)(4) 1,502 2,473
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (2)(3)(4) 216 356
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (2)(3)(4) 23 38
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (2)(3)(4) 2 3
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (2)(3)
(4) 616,504 3,230
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (2)(3)(4) 138,152 724
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (2)(3)(4) 560,560 —
6,824
Total Internet 94,375
SOFTWARE  0.7%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (2)(3)(4) 162,425 9,476
9,476
Infrastructure and Developer Tool Software  0.6%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (2)
(3)(4) 90,486 13,573
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (2)(3)(4) 221,679 33,252
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (2)
(3)(4) 46,502 6,975
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $5,098 (2)(3)(4) 55,120 8,268
62,068

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software  0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (2)
(3)(4) 156,804 862
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (2)
(3)(4) 128,696 708
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (2)(3)(4) 2,328 13
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (2)
(3)(4) 298,293 1,641
3,224
Total Software 74,768
Total Convertible Preferred Stocks (Cost $109,585) 182,611
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.17% (7)(8) 43,270 43
Total Short-Term Investments (Cost $43) 43
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.16% (7)(8) 60,556,524 60,556
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 60,556
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.16% (7)(8) 38,405,626 38,406
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 38,406
Total Securities Lending Collateral (Cost $98,962) 98,962
Total Investments in Securities  101.0%
(Cost $5,870,069) $ 10,773,204
Other Assets Less Liabilities (1.0)% (101,673)
Net Assets 100.0% $ 10,671,531

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2025.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $262,486 and represents 2.5% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 1,065
Totals $ —# $ — $ 1,065+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 9,229  ¤  ¤ $ 98,962
T. Rowe Price Treasury
Reserve Fund, 4.17% 41,819  ¤  ¤ 43
Total $ 99,005^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,065 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $99,005.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Communications & Technology Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Communications & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Communications & Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Communications & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $58,987,000 for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,479,605 $ 1,932,108 $ 79,875 $ 10,491,588
Convertible Preferred Stocks — — 182,611 182,611
Short-Term Investments 43 — — 43
Securities Lending Collateral 98,962 — — 98,962
Total $ 8,578,610 $ 1,932,108 $ 262,486 $ 10,773,204
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 59,112 $ 7,922 $ 19,830 $ (6,989) $ 79,875
Convertible Preferred Stocks 129,973 52,638 — — 182,611
Total $ 189,085 $ 60,560 $ 19,830 $ (6,989) $ 262,486

T. ROWE PRICE Communications & Technology Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F121-054Q3 09/25